PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 11, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 0	$ 4,120,000	$ 4,120,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		4,120,000		4,120,000
Price of warrant	$ 1.00	$ 1.00		$ 1.00
Number of shares in a unit		1		1
Aggregate purchase price	$ 4,120,000	$ 4,120,000
Private Placement | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant		$ 11.50		$ 11.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				$ 4,120,000